Provisions for legal claims - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Contingent obligations	$ 206,382	$ 123,216
Unsettled contingent obligations	28,174	56,210
Labor [member]
Disclosure of other provisions [line items]
Contingent obligations	6,413	3,695
Consumer protection [member]
Disclosure of other provisions [line items]
Contingent obligations	4,101	1,133
Civil [member]
Disclosure of other provisions [line items]
Contingent obligations	$ 766	$ 795